Information by business segment and geographic area (Details 2) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Cost of goods sold and services rendered	$ 24,265	$ 24,089	$ 24,028
Depreciation, depletion and amortization	2,903	2,916	3,049
Iron Ore [Member]
IfrsStatementLineItems [Line Items]
Cost of goods sold and services rendered	12,846	12,357	11,929
Iron Ore Pellets [Member]
IfrsStatementLineItems [Line Items]
Cost of goods sold and services rendered	2,920	2,759	2,682
Other Ferrous Products And Services [Member]
IfrsStatementLineItems [Line Items]
Cost of goods sold and services rendered	556	335	335
Iron Solutions [Member]
IfrsStatementLineItems [Line Items]
Cost of goods sold and services rendered	16,322	15,451	14,946
Nickel [Member]
IfrsStatementLineItems [Line Items]
Cost of goods sold and services rendered	3,414	4,169	4,541
Copper [Member]
IfrsStatementLineItems [Line Items]
Cost of goods sold and services rendered	1,472	1,357	1,049
Other Energy Transition Metals [Member]
IfrsStatementLineItems [Line Items]
Cost of goods sold and services rendered	154
Energy Transition Metals [Member]
IfrsStatementLineItems [Line Items]
Cost of goods sold and services rendered	5,040	5,526	5,590
Other [Member]
IfrsStatementLineItems [Line Items]
Cost of goods sold and services rendered		196	443
Total Product Or Services [Member]
IfrsStatementLineItems [Line Items]
Cost of goods sold and services rendered	$ 21,362	$ 21,173	$ 20,979